Research and Development Expenses	12 Months Ended
Dec. 31, 2014
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
Note 11 – Research and Development Expenses

	Year ended December 31,
	2014	2013	2012
	(in thousands)
Chemistry and formulation studies	$3,923	$2,081	$1,759
Salaries and benefits	573	–	–
Stock-based compensation	–	4,285	–
Research and preclinical studies	865	711	409
Clinical studies	1,148	128	171
Regulatory and other expenses	155	2	104
	$6,664	$7,207	$2,443